Taxes on Income (Reconciliation of the Provision for Income Taxes at the U.S. Federal Statutory Income Tax Rate) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 22, 2014	Mar. 23, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory rate			35.00%	35.00%	35.00%
Income tax expense using federal statutory rate			$ 88.1	$ 126.8	$ 139.3
State taxes on income net of federal benefit			5.9	2.9	11.8
Charitable donations of inventory			(9.6)	(4.3)	(12.0)
U.S. repatriation tax			0	0	(53.8)
Federal tax credits			(11.2)	(2.2)	(12.1)
Reversal of deferred tax liability on life insurance		(17.2)	(17.2)	0	0
Equity earnings of foreign affiliate			(13.3)	(8.4)	(4.6)
Other		(5.0)	(8.2)	(1.8)	(0.1)
Income tax (benefit) expense, total	$ (46.4)	$ (3.4)	$ 34.5	$ 113.0	$ 68.5